Concentrations (Tables)	12 Months Ended
Dec. 31, 2024
Concentrations [Abstract]
Schedule of Company Revenue

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenue for the years ended December 31, 2024, 2023 and 2022.

	For the years ended December 31,
	2024	% of revenue	2023	% of revenue	2022	% of revenue
Company A	$7,582,800	20.9%	$7,548,954	20.8%	$8,093,618	23.8%
Company B	4,980,593	13.7%	5,332,493	14.7%	5,911,995	17.4%
Company C	3,248,858	8.9%	3,051,057	8.4%	3,294,297	9.7%
Company D	5,620,545	15.5%	4,928,204	13.6%	4,174,278	12.3%
	$21,432,796	59.0%	$20,860,708	57.5%	$21,474,188	63.2%

Schedule of Trade Receivable

Details of the customers which accounted for 10% or more of trade receivables are as follows:

	As of December 31,
	2024	%account receivable	2023	% account receivable
Company A	$1,083,721	18.3%	$954,218	16.9%
Company B	1,301,680	22.0%	1,083,965	19.3%
Company E	680,201	11.5%	712,854	12.7%
	$3,065,602	51.8%	$2,751,037	48.9%